Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2024
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Common stock, shares issued	3,652,285		3,652,285	3,652,285
Common stock, shares outstanding	3,652,285		3,652,285	3,652,285
Eos SENOLYTIXS Inc [Member]
Preferred stock, par value	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000	2,000,000	1,000
Preferred stock, shares issued	8,823		0	0
Preferred stock, shares outstanding	8,823		0	0
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	6,746		6,746	6,746
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	1,100		1,100
Preferred stock, shares issued	1,000		0
Preferred stock, shares outstanding	1,000		0
Common Class A [Member] | Eos SENOLYTIXS Inc [Member]
Common stock, par value	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	6,000,000
Common stock, shares issued	4,000,000		4,000,000	4,000,000	4,000,000
Common stock, shares outstanding	4,000,000		4,000,000	4,000,000	4,000,000
Common Class B [Member] | Eos SENOLYTIXS Inc [Member]
Preferred stock, shares authorized		1,000,000
Common stock, par value	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized			1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,000,000		1,000,000	1,000,000
Common stock, shares outstanding	1,000,000		1,000,000	1,000,000